ACCOUNTS RECEIVABLE NET (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
ACCOUNTS RECEIVABLE NET
Accounts receivable - tailored job readiness training services	$ 1,509,125	$ 1,503,452
Accounts receivable - smart campus projects	113,435	50,144
Sub-total	1,622,560	1,553,596
Less: allowance for doubtful accounts	(169,330)	(598,993)
Accounts receivable, net	$ 1,453,230	$ 954,603